Schedule of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Debenture And Warrant
Number of shares outstanding beginning	464,046
Weighted average exercise price per share beginning	$ 0.72
Weighted average Remaining life years ending	4 years 1 month 17 days	2 years 11 months 15 days
Number of shares outstanding previously issued regular warrants	(266,667)
Weighted average exercise price per share previously issued regular warrants	$ (8.93)
Weighted average Remaining life years previously issued regular warrants	6 months 7 days
Number of shares outstanding revalued regular warrants	266,667
Weighted average exercise price per share revalued regular warrants	$ 0.12
Weighted average Remaining life years revalued regular warrants	6 months 7 days
Number of shares outstanding issued and vested	880,000
Weighted average exercise price per share issued and vested	$ 2.68
Weighted average Remaining life years issued and vested	3 years 2 months 12 days
Number of shares outstanding ending	1,344,046	464,046
Weighted average exercise price per share ending	$ 2.93	$ 0.72